UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-07377

Morgan Stanley Multi Cap Growth Trust
(Exact name of registrant as specified in charter)

522 Fifth Avenue, New York, New York		10036
(Address of principal executive offices)		(Zip code)

John H. Gernon 522 Fifth Avenue, New York, New York 10036
(Name and address of agent for service)

Registrant’s telephone number, including area code:		212-296-0289

Date of fiscal year end:	November 30,

Date of reporting period:	August 31, 2016

Item 1.  Schedule of Investments.

The Fund’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

Morgan Stanley Multi Cap Growth Trust

Portfolio of Investments • August 31, 2016 (unaudited)

NUMBER OF SHARES		VALUE
	Common Stocks (93.9%)
	Automobiles (4.1%)
65,132	Tesla Motors, Inc. (a)(b)	$13,808,635

	Biotechnology (0.8%)
17,026	Alnylam Pharmaceuticals, Inc. (a)	1,189,266
40,999	Intrexon Corp. (a)(b)	1,034,815
19,588	Juno Therapeutics, Inc. (a)(b)	579,413
		2,803,494
	Diversified Financial Services (5.0%)
136,071	S&P Global, Inc.	16,810,211

	Food Products (3.0%)
121,080	Mead Johnson Nutrition Co.	10,300,276

	Health Care Equipment & Supplies (4.9%)
24,139	Intuitive Surgical, Inc. (a)	16,569,492

	Health Care Technology (4.3%)
119,900	athenahealth, Inc. (a)	14,679,357

	Information Technology Services (7.0%)
145,563	Mastercard, Inc., Class A	14,065,753
121,254	Visa, Inc., Class A	9,809,448
		23,875,201
	Internet & Catalog Retail (15.5%)
42,131	Amazon.com, Inc. (a)	32,405,480
131,416	JD.com, Inc. ADR (China) (a)	3,339,281
90,065	Netflix, Inc. (a)	8,776,834
5,847	Priceline Group, Inc. (The) (Netherlands) (a)	8,283,620
		52,805,215
	Internet Software & Services (20.3%)
22,499	Alphabet, Inc., Class C (a)	17,257,858
246,220	Facebook, Inc., Class A (a)	31,053,266
48,857	LinkedIn Corp., Class A (a)	9,417,187
141,600	Tencent Holdings Ltd. (China) (c)	3,683,493
397,322	Twitter, Inc. (a)	7,632,555
		69,044,359
	Life Sciences Tools & Services (5.6%)
112,787	Illumina, Inc. (a)	18,986,564

	Pharmaceuticals (3.2%)
213,148	Zoetis, Inc.	10,891,863

	Semiconductors & Semiconductor Equipment (0.8%)
44,738	NVIDIA Corp.	2,744,229

	Software (12.9%)
41,377	Mobileye N.V. (a)	2,022,922
205,932	Salesforce.com, Inc. (a)	16,355,119
158,324	Splunk, Inc. (a)	9,220,790
191,981	Workday, Inc., Class A (a)	16,278,069
		43,876,900
	Tech Hardware, Storage & Peripherals (6.5%)
207,718	Apple, Inc.	22,038,880

	Total Common Stocks (Cost $196,551,195)	319,234,676

	Preferred Stocks (5.6%)
	Electronic Equipment, Instruments & Components (0.6%)
82,075	Magic Leap, Series C (a)(d)(e)(f) (acquisition cost — $1,890,434; acquired 12/22/15)	1,904,961

	Hotels, Restaurants & Leisure (0.7%)
143,970	Blue Bottle Coffee, Inc., Series B (a)(d)(e)(f) (acquisition cost - $2,083,131; acquired 01/24/14)	2,555,468

	Internet & Catalog Retail (2.8%)
58,155	Airbnb, Inc., Series D (a)(d)(e)(f) (acquisition cost - $2,367,666; acquired 04/16/14)	5,699,190
77,181	Uber Technologies, Series G (a)(d)(e)(f) (acquisition cost — $3,764,289; acquired 12/03/15)	3,764,289
		9,463,479
	Life Sciences Tools & Services (1.2%)
901,243	10X Genomics, Inc., Series B (a)(d)(e)(f) (acquisition cost - $2,947,065; acquired 12/19/14)	4,172,755

	Software (0.3%)
197,427	Lookout, Inc., Series F (a)(d)(e)(f) (acquisition cost - $2,255,228; acquired 06/17/14)	949,624
	Total Preferred Stocks (Cost $15,307,813)	19,046,287

NOTIONAL AMOUNT (000)
Call Option Purchased (0.0%)
Foreign Currency Option
37,038	USD/CNY December 2016 @ CNY 7.60, Royal Bank of Scotland (Cost $171,205)	8,222

NUMBER OF SHARES (000)
Short-Term Investments (2.9%)
Securities held as Collateral on Loaned Securities (2.3%)
Investment Company (1.9%)
6,662	Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - Institutional Class (g)	6,662,301

PRINCIPAL AMOUNT (000)
	Repurchase Agreements (0.4%)
$1,209	Barclays Capital, Inc. (0.31%, dated 08/31/16, due 09/01/16; proceeds $1,209,040; fully collateralized by a U.S. Government obligation; 2.13% due 01/15/19; valued at $1,233,211)	1,209,030
211	Merrill Lynch & Co., Inc. (0.34%, dated 08/31/16, due 09/01/16; proceeds $211,102; fully collateralized by a U.S. Government agency security; 4.50% due 04/20/44; valued at $215,322)	211,100
		1,420,130
	Total Securities held as Collateral on Loaned Securities (Cost $8,082,431)	8,082,431

NUMBER OF SHARES (000)
	Investment Company (0.6%)
1,897	Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - Institutional Class (g) (Cost $1,896,826)	1,896,826
	Total Short-Term Investments (Cost $9,979,257)	9,979,257

Total Investments (Cost $222,009,470) (h)	102.4%	348,268,442
Liabilities in Excess of Other Assets	(2.4)	(8,222,127)
Net Assets	100.0%	$340,046,315

ADR	American Depositary Receipt.
(a)	Non-income producing security.
(b)

All or a portion of this security was on loan. The value of loaned securities and related collateral outstanding at August 31, 2016 were $7,942,637 and $8,115,187, respectively. The Fund received cash collateral of $8,082,431, which was subsequently invested in Repurchase Agreements and Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - Institutional Class as reported in the Portfolio of Investments. At August 31, 2016, there was uninvested cash of $32,756 which is not reflected in the Portfolio of Investments. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

(c)	Security trades on the Hong Kong exchange.
(d)	Illiquid security.
(e)

At August 31, 2016, the Fund held fair valued securities valued at $19,046,287, representing 5.6% of net assets. These securities have been fair valued as determined in good faith under procedures established by and under the general supervision of the Fund’s Trustees.

(f)

Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules (“restricted security”). Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The Fund has registration rights for certain restricted securities. Any costs related to such registration are borne by the issuer. The aggregate value of restricted securities (excluding 144A holdings) at August 31, 2016, amounts to $19,046,287 and represents 5.6% of net assets.

(g)

The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - (the “Liquidity Funds”), an open-end management investment company managed by the Adviser, both directly and as a portion of the securities held as collateral on loaned securities. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Funds. For the nine months ended August 31, 2016, advisory fees paid were reduced by $6,779 relating to the Fund’s investment in the Liquidity Funds.

(h)

At August 31, 2016, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is $136,732,746 and the aggregate gross unrealized depreciation is $10,473,774 resulting in net unrealized appreciation of $126,258,972.

Currency Abbreviations:

CNY	Chinese Yuan Renminbi.
USD	United States Dollar.

Morgan Stanley Multi Cap Growth Trust

Summary of Investments • August 31, 2016 (unaudited)

INDUSTRY	VALUE		PERCENT OF TOTAL INVESTMENTS

Internet Software & Services	$69,044,359		20.3%
Internet & Catalog Retail	62,268,694		18.3
Software	44,826,524		13.2
Information Technology Services	23,875,201		7.0
Life Sciences Tools & Services	23,159,319		6.8
Tech Hardware, Storage & Peripherals	22,038,880		6.5
Diversified Financial Services	16,810,211		4.9
Health Care Equipment & Supplies	16,569,492		4.9
Health Care Technology	14,679,357		4.3
Automobiles	13,808,635		4.1
Pharmaceuticals	10,891,863		3.2
Food Products	10,300,276		3.0
Biotechnology	2,803,494		0.8
Semiconductors & Semiconductor Equipment	2,744,229		0.8
Hotels, Restaurants & Leisure	2,555,468		0.7
Electronic Equipment, Instruments & Components	1,904,961		0.6
Investment Company	1,896,826		0.6
Other	8,222		0.0 +
	$340,186,011	++	100.0%

 +                 Amounts less than 0.05%

++           Does not reflect the value of securities held as collateral on loaned securities.

Morgan Stanley Multi Cap Growth Trust

Notes to Portfolio of Investments • August 31, 2016 (unaudited)

Valuation of Investments - (1) An equity portfolio security listed or traded on an exchange is valued at its latest reported sales price (or at the exchange official closing price if such exchange reports an official closing price), and if there were no sales on a given day, and if there is no official exchange closing price for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant exchanges;  (2) all other equity portfolio securities for which over-the-counter (“OTC”) market quotations are readily available are valued at the latest reported sales price (or at the market official closing price if such market reports an official closing price), and if there was no trading in the security on a given day and if there is no official closing price from relevant markets for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant markets. Listed equity securities not traded on the valuation date with no reported bid and asked prices available on the exchange are valued at the mean between the current bid and asked prices obtained from one or more reputable brokers or dealers. An unlisted equity security that does not trade on the valuation date and for which bid and asked prices from the relevant markets are unavailable is valued at the mean between the current bid and asked prices obtained from one or more reputable brokers or dealers.In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (3) when market quotations are not readily available, including circumstances under which Morgan Stanley Investment Management Inc. (the “Adviser”), a wholly owned subsidiary of Morgan Stanley, determines that the closing price, last sale price or the mean between the last reported bid and asked prices are not reflective of a security’s market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund’s Board of Trustees (the “Trustees”). Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the New York Stock Exchange (“NYSE”). If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Trustees or by the Adviser using a pricing service and/or procedures approved by the Trustees; (4) quotations of foreign portfolio securities, other assets and liabilities and forward contracts stated in foreign currency are translated into U.S. dollar equivalents at the prevailing market rates prior to the close of the NYSE; (5) listed options are valued at the last reported sales price on the exchange on which they are listed (or at the exchange official closing price if such exchange reports an official closing price).  If an official closing price or last reported sales price is unavailable, the listed option should be fair valued at the mean between their latest bid and asked price. Unlisted options and swaps are valued by an outside pricing service approved by the Trustees or quotes from a broker or dealer; (6) certain portfolio securities may be valued by an outside pricing service approved by the Trustees; (7) investments in mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value as of the close of each business day; and (8) short-term debt securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, unless the Adviser determines such valuation does not reflect the securities’ market value, in which case these securities will be valued at their fair market value determined by the Adviser.

The Trustees have responsibility for determining in good faith the fair value of the investments, and the Trustees may appoint others, such as the Fund’s Adviser or a valuation committee, to assist the Trustees in determining fair value and to make the actual calculations pursuant to the fair valuation methodologies previously approved by the Trustees. Under procedures approved by the Trustees, the Fund’s Adviser has formed a Valuation Committee whose members are approved by the Trustees. The Valuation Committee provides administration and oversight of the Fund’s valuation policies and procedures, which are reviewed at least annually by the Trustees. These procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

The Fund has procedures to determine the fair value of securities and other financial instruments for which market prices are not readily available. Under these procedures, the Valuation Committee convenes on a regular and ad hoc basis to review such securities and considers a number of factors, including valuation methodologies and significant unobservable valuation inputs, when arriving at fair value. The Valuation Committee may employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The Valuation Committee employs various methods for calibrating these valuation approaches including a regular review of valuation methodologies, key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

Fair Valuation Measurements

Financial Accounting Standards Board (“FASB”) Accounting Standards CodificationTM (“ASC”) 820, “Fair Value Measurement” (“ASC 820”), defines fair value as the value that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs); and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes.  Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.

• Level 1 — unadjusted quoted prices in active markets for identical investments

• Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 — significant unobservable inputs including the Fund’s own assumptions in determining the fair value of investments.  Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used to value the Fund’s investments as of August 31, 2016.

Investment Type	Level 1 Unadjusted quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Assets:
Common Stocks
Automobiles	$13,808,635	$—	$—	$13,808,635
Biotechnology	2,803,494	—	—	2,803,494
Diversified Financial Services	16,810,211	—	—	16,810,211
Food Products	10,300,276	—	—	10,300,276
Health Care Equipment & Supplies	16,569,492	—	—	16,569,492
Health Care Technology	14,679,357	—	—	14,679,357
Information Technology Services	23,875,201	—	—	23,875,201
Internet & Catalog Retail	52,805,215	—	—	52,805,215
Internet Software & Services	69,044,359	—	—	69,044,359
Life Sciences Tools & Services	18,986,564	—	—	18,986,564
Pharmaceuticals	10,891,863	—	—	10,891,863
Semiconductors & Semiconductor Equipment	2,744,229	—	—	2,744,229
Software	43,876,900	—	—	43,876,900
Tech Hardware, Storage & Peripherals	22,038,880	—	—	22,038,880
Total Common Stocks	319,234,676	—	—	319,234,676

Preferred Stocks	—	—	19,046,287	19,046,287
Call Option Purchased	—	8,222	—	8,222
Short-Term Investments
Investment Company	8,559,127	—	—	8,559,127
Repurchase Agreements	—	1,420,130	—	1,420,130
Total Short-Term Investments	8,559,127	1,420,130	—	9,979,257
Total Assets	$327,793,803	$1,428,352	$19,046,287	$348,268,442

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. The Fund recognizes transfers between the levels as of the end of the period. As of August 31, 2016, the Fund did not have any investments transfer between investment levels.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Preferred Stocks
Beginning Balance	$11,668,866
Purchases	5,654,723
Sales	—
Amortization of discount	—
Transfers in	—
Transfers out	—
Corporate actions	—
Change in unrealized appreciation (depreciation)	1,722,698
Realized gains (losses)	—
Ending Balance	$19,046,287

Net change in unrealized appreciation (depreciation) from investments still held as of August 31, 2016	$1,722,698

The following table presents additional information about valuation techniques and inputs used for investments that are measured at fair value and categorized within Level 3 as of August 31, 2016. Various valuation techniques were used in the valuation of certain investments and weighted based on the level of significance.

	Fair Value at August 31, 2016	Valuation Technique	Unobservable Input	Range				Selected Value		Impact to Valuation from an increase in input

Electronic Equipment, Instruments & Components
Preferred Stock	$1,904,961	Discounted Cash Flow	Weighted Average Cost of Capital	27.0%		29.0%		28.0%		Decrease
			Perpetual Growth Rate	3.0%		4.0%		3.5%		Increase
		Market Comparable Companies	Enterprise Value/Revenue	10.8	x	24.1	x	19.6	x	Increase
			Discount for Lack of Marketability	20.0%		20.0%		20.0%		Decrease

Hotel, Restaurants & Leisure
Preferred Stock	$2,555,468	Discounted Cash Flow	Weighted Average Cost of Capital	20.0%		22.0%		21.0%		Decrease
			Perpetual Growth Rate	2.5%		3.5%		3.0%		Increase
		Market Comparable Companies	Enterprise Value/Revenue	2.1	x	4.2	x	3.2	x	Increase
			Discount for Lack of Marketability	20.0%		20.0%		20.0%		Decrease

Internet & Catalog Retail
Preferred Stocks	$5,699,190	Market Transaction Method	Precedent Transaction	$105.00		$105.00		$105.00		Increase
		Discounted Cash Flow	Weighted Average Cost of Capital	15.0%		17.0%		16.0%		Decrease
			Perpetual Growth Rate	3.0%		4.0%		3.5%		Increase
		Market Comparable Companies	Enterprise Value/Revenue	11.0	x	15.9	x	12.8	x	Increase
			Discount for Lack of Marketability	20.0%		20.0%		20.0%		Decrease

	$3,764,289	Market Transaction Method	Precedent Transaction	$48.77		$48.77		$48.77		Increase

Life Sciences Tools & Services
Preferred Stock	$4,172,755	Market Transaction Method	Precedent Transaction	$4.48		$4.48		$4.48		Increase
		Discounted Cash Flow	Weighted Average Cost of Capital	26.5%		28.5%		27.5%		Decrease
			Perpetual Growth Rate	3.0%		4.0%		3.5%		Increase
		Market Comparable Companies	Enterprise Value/Revenue	2.0	x	5.2	x	4.4	x	Increase
			Discount for Lack of Marketability	20.0%		20.0%		20.0%		Decrease

Software
Preferred Stock	$949,624	Discounted Cash Flow	Weighted Average Cost of Capital	19.0%		21.0%		20.0%		Decrease
			Perpetual Growth Rate	3.0%		4.0%		3.5%		Increase
		Market Comparable Companies	Enterprise Value/Revenue	7.9	x	11.1	x	9.2	x	Increase
			Discount for Lack of Marketability	20.0%		20.0%		20.0%		Decrease

Item 2.  Controls and Procedures.

(a) The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b)  There were no changes in the Fund’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.

Item 3.  Exhibits.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Multi Cap Growth Trust

/s/ John H. Gernon
John H. Gernon
Principal Executive Officer
October 20, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ John H. Gernon
John H. Gernon
Principal Executive Officer
October 20, 2016

/s/ Francis Smith
Francis Smith
Principal Financial Officer
October 20, 2016